Share-Based Compensation - Narrative (Detail) - $ / shares		3 Months Ended	9 Months Ended
	Apr. 23, 2019	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	May 08, 2015
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)					120,000
Award vesting percentage at grant (as a percent)			20.00%
Award vesting percentage on each anniversary (as a percent)			20.00%
Shares granted during period, grant date fair value (in dollars per share)				$ 10.04
Shares granted during period (in shares)				354,000
Shares vested during period (in shares)			3,058,000	0
RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period, grant date fair value (in dollars per share)	$ 21.25
Shares granted during period (in shares)	312,189
Shares vested during period (in shares)		152,742
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period, grant date fair value (in dollars per share)	$ 21.25
Shares granted during period (in shares)	598,891
Performance-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period, grant date fair value (in dollars per share)	$ 20.36
Shares granted during period (in shares)			753,546
Performance shares earned (in shares)	379,107
Performance-Based Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage at grant (as a percent)	0.00%
Performance-Based Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage at grant (as a percent)	200.00%
Long Term Incentive Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		5,999,600	5,999,600	5,999,600
Shares available for future grants (in shares)		4,334,974	4,334,974	4,334,974